Deposits (Tables)	6 Months Ended
Mar. 31, 2026
Schedule Of Deposits
Schedule of deposits
	As of March 31, 2026	As of September 30, 2025
	US$	US$
Rent deposit	206,962	178,616
Utilities deposit	1,067	728
Deposit for commodity purchase	-	2,000,175
Total deposit	208,029	2,179,519